BORROWINGS (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
BORROWINGS [Abstract]
Long-term other borrowings	$ 9,783	$ 12,993
Line of credit	21,475	36,026
Total borrowings	31,258	49,019
Less: Current portion of:
long-term other borrowings	(6,001)	(5,809)
line of credit	(21,475)	(36,026)
Less: Current portion of borrowings	(27,476)	(41,835)
Non-current portion of borrowings	$ 3,782	$ 7,184